Salary and Post-Employment Benefits Payable	6 Months Ended
Jun. 30, 2025
Salary and Post-Employment Benefits Payable [Abstract]
Salary and post-employment benefits payable

7. Salary and post-employment benefits payable

Salary and post-employment benefits payable as of June 30, 2025 and December 31, 2024, consist of the following:

	June 30,	December 31,
	2025	2024
Salaries payable	$830,095	$777,578
Accrued leave encashment (Note 12)	77,550	72,768
Accrued gratuity plan (Note 12)	78,708	69,094
	$986,353	$919,440

In June 2024, an officer and a director of the Company agreed to forgo accrued salaries, and consulting fees payable of $1,115,232 in exchange for the issuance of stock options for the purchase of 131 shares of common stock (see Note 10). The Company accounted for this debt extinguishment as a capital contribution since the liability was with related parties. Accordingly, the difference between the liability extinguished of $1,115,232 and the fair value of the stock options issued ($379,950) of $ 735,282 is considered a capital contribution.